Document and Entity Information	Aug. 12, 2026	May 19, 2026
Document and Entity Information [Abstract]
Document Type		8-K
Document Period End Date	Aug. 12, 2026
Entity Registrant Name		RED ROBIN GOURMET BURGERS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34851
Entity Tax Identification Number		84-1573084
Entity Address, Address Line One		10000 E. Geddes Avenue
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Englewood
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80112
City Area Code		(303)
Local Phone Number		846-6000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		RRGB
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001171759
Amendment Flag		false